ADDITIONAL PAID-IN CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
ADDITIONAL PAID-IN CAPITAL.
Schedule of additional paid-in capital

	2018	2019
Proceeds from sale of 933,333,000 shares in excess of par value through IPO in 1995	1,446	1,446
Excess of value over cost of selling 211,290,500 shares under the treasury stock plan phase I	544	544
Excess of value over cost of selling 215,000,000 shares under the treasury stock plan phase II	576	576
Excess of value over cost of treasury stock transferred to employee stock ownership program	228	228
Excess of value over cost of selling 22,363,000 shares under the treasury stock plan phase III	36	36
Excess of value over cost of selling 864,000,000 shares under the treasury stock plan phase IV	1,996	1,996
Capitalization into 746,666,640 Series B shares in 1999	(373)	(373)
Reduction additional paid in capital as a result of cancellation treasury stock	(2,454)	(2,454)
Differences from acquisition of non-controlling interest	(22)	(22)
Net	1,977	1,977